Payden Global Low Duration Fund
1
Schedule of Investments
- July 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bond (99%)
Canada (USD) (11%
)
195,000 Bank of Nova Scotia , (U.S. Secured Overnight
Financing Rate + 0.890%), 4.93%, 2/14/29 (a) $ 197
700,000 Canadian Imperial Bank of Commerce 144A,
4.41%, 6/08/28 (b)(c) 705
225,000 Canadian Imperial Bank of Commerce , 5.24%,
6/28/27  229
500,000 CDP Financial Inc. 144A, (Secured Overnight
Financing Rate + 0.500%), 4.84%, 5/05/28 (a)
(c) 502
300,000 CPPIB Capital Inc. 144A, 3.75%, 10/08/27 (b)
(c) 298
750,000 Export Development Canada , 3.38%, 8/26/25  749
300,000 OMERS Finance Trust , 4.00%, 4/20/28 (d) 299
300,000 Ontario Teachers' Finance Trust 144A, 4.25%,
4/25/28 (c) 302
300,000 Province of British Columbia Canada , 4.70%,
1/24/28  305
500,000 PSP Capital Inc. 144A, 3.50%, 6/29/27 (c) 494
235,000 Rogers Communications Inc. , 3.20%, 3/15/27  230
215,000 Royal Bank of Canada , (U.S. Secured Overnight
Financing Rate + 0.890%), 4.50%, 8/06/29 (a) 215
4,525
Cayman Islands (USD) (3%
)
250,000 ARES Loan Funding III Ltd. 2022-ALF3A
144A, (3 mo. Term Secured Overnight
Financing Rate + 1.270%), 5.59%, 7/25/36 (a)
(c) 250
250,000 BDS Ltd. 2021-FL9 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.814%),
6.16%, 11/16/38 (a)(c) 250
45,501 Greystone CRE Notes Ltd. 2021-HC2 144A, (1
mo. Term Secured Overnight Financing Rate +
1.914%), 6.26%, 12/15/39 (a)(c) 46
207,852 LoanCore Issuer Ltd. 2021-CRE5 144A, (1
mo. Term Secured Overnight Financing Rate +
1.414%), 5.76%, 7/15/36 (a)(c) 208
198,423 Palmer Square Loan Funding Ltd. 2024-
1A 144A, (3 mo. Term Secured Overnight
Financing Rate + 1.050%), 5.37%,
10/15/32 (a)(c) 199
250,000 Suci Second Investment Co. , 6.00%,
10/25/28 (d) 261
1,214
Chile (USD) (0%
)
250,000 Chile Government International Bond , 2.75%,
1/31/27  244
Denmark (USD) (1%
)
235,000 Danske Bank A/S 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.730%), 1.55%, 9/10/27 (a)(c) 227
210,000 Danske Bank A/S 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.750%), 4.30%, 4/01/28 (a)(c) 209
436
France (USD) (4%
)
215,000 BNP Paribas SA 144A, (U.S. Secured
Overnight Financing Rate + 1.450%), 4.79%,
5/09/29 (a)(c) 216
Principal
or Shares Security Description
Value
(000)
395,000 BPCE SA 144A, (U.S. Secured Overnight
Financing Rate + 2.100%), 5.98%, 1/18/27 (a)
(c) $ 397
300,000 Caisse d'Amortissement de la Dette Sociale
144A, 3.75%, 9/12/27 (c) 298
400,000 Caisse d'Amortissement de la Dette Sociale
144A, 4.25%, 1/24/27 (c) 401
250,000 Credit Agricole SA 144A, (U.S. Secured
Overnight Financing Rate + 1.860%), 6.32%,
10/03/29 (a)(c) 262
1,574
Ireland (USD) (1%
)
165,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 4.88%, 4/01/28  166
150,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 6.10%, 1/15/27  153
200,000 Icon Investments Six DAC , 5.81%, 5/08/27  204
523
Japan (USD) (1%
)
200,000 Mitsubishi UFJ Financial Group Inc. , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.380%), 5.42%, 2/22/29 (a) 205
200,000 Sumitomo Mitsui Financial Group Inc. , 1.90%,
9/17/28  185
390
Jersey (USD) (2%
)
500,000 Dryden CLO Ltd. 2022-113A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.250%), 5.57%, 10/15/37 (a)(c) 501
250,000 Neuberger Berman Loan Advisers CLO
Ltd. 2022-51A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.280%), 5.60%,
10/23/36 (a)(c) 250
751
Luxembourg (USD) (0%
)
200,000 ArcelorMittal SA , 6.55%, 11/29/27  208
Netherlands (USD) (2%
)
210,000 ABN AMRO Bank NV 144A, 4.20%,
7/07/28 (c) 209
200,000 ABN AMRO Bank NV 144A, (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.650%), 6.34%, 9/18/27 (a)(c) 204
300,000 BNG Bank NV , 3.63%, 10/01/26 (d) 298
300,000 BNG Bank NV 144A, 4.25%, 1/25/29 (c) 302
200,000 Enel Finance International NV 144A, 5.13%,
6/26/29 (c) 203
1,216
Norway (USD) (1%
)
210,000 DNB Bank ASA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.680%), 1.61%, 3/30/28 (a)(c) 200
200,000 DNB Bank ASA 144A, (Secured Overnight
Financing Rate + 1.950%), 5.90%,
10/09/26 (a)(c) 201
200,000 Var Energi ASA 144A, 7.50%, 1/15/28 (c) 212
613
Panama (USD) (1%
)
35,000 Carnival Corp. 144A, 5.75%, 3/15/30 (c) 35

Payden Mutual Funds
Payden Global Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
225,000 Intercorp Financial Services Inc. 144A, 4.13%,
10/19/27 (c) $ 222
257
Poland (USD) (1%
)
250,000 Bank Gospodarstwa Krajowego , 6.25%,
10/31/28 (d) 264
Qatar (USD) (1%
)
250,000 QatarEnergy , 1.38%, 9/12/26 (d) 242
Saudi Arabia (USD) (1%
)
250,000 Saudi Government International Bond , 2.90%,
10/22/25 (d) 249
Spain (USD) (1%
)
200,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.950%), 5.37%, 7/15/28 (a) 203
200,000 CaixaBank SA 144A, (U.S. Secured Overnight
Financing Rate + 1.140%), 4.63%, 7/03/29 (a)
(c) 200
403
Supranational (USD) (2%
)
350,000 Asian Development Bank , (Secured Overnight
Financing Rate + 0.300%), 4.65%, 6/20/28 (a) 350
250,000 Asian Development Bank , 4.75%, 2/12/30  250
220,000 International Bank for Reconstruction &
Development Series GDIF, 4.75%, 7/30/29 (b) 221
821
Sweden (USD) (2%
)
220,000 Kommuninvest I Sverige AB 144A, 4.25%,
12/10/25 (c) 220
500,000 Svensk Exportkredit AB , 4.13%, 6/14/28  502
722
Switzerland (USD) (1%
)
250,000 UBS AG , (U.S. Secured Overnight Financing
Rate + 0.720%), 4.86%, 1/10/28 (a) 251
200,000 UBS Group AG 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.600%), 6.33%, 12/22/27 (a)(c) 205
456
United Arab Emirates (USD) (1%
)
250,000 MDGH GMTN RSC Ltd. , 3.00%, 3/28/27 (d) 244
United Kingdom (USD) (1%
)
200,000 NatWest Group PLC , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.350%), 5.85%, 3/02/27 (a) 202
50,000 Rio Tinto Finance USA PLC , 4.50%, 3/14/28  50
252
United States (USD) (61%
)
35,000 AAR Escrow Issuer LLC 144A, 6.75%,
3/15/29 (c) 36
75,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.25%,
3/15/26 (c) 74
60,000 Alliant Energy Finance LLC 144A, 5.40%,
6/06/27 (c) 61
70,000 Allison Transmission Inc. 144A, 4.75%,
10/01/27 (c) 69
40,000 Ally Financial Inc. , (Secured Overnight
Financing Rate + 1.960%), 5.74%, 5/15/29 (a) 41
Principal
or Shares Security Description
Value
(000)
70,000 Ally Financial Inc. , 5.75%, 11/20/25  $ 70
125,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 1.260%), 4.73%, 4/25/29 (a) 126
145,000 Amrize Finance U.S. LLC 144A, 4.70%,
4/07/28 (c) 146
115,000 Antero Midstream Partners LP/Antero
Midstream Finance Corp. 144A, 5.75%,
3/01/27 (c) 115
160,000 Antero Resources Corp. 144A, 5.38%,
3/01/30 (c) 159
175,000 Ares Strategic Income Fund 144A, 5.45%,
9/09/28 (c) 175
240,000 Athene Global Funding 144A, 5.52%,
3/25/27 (c) 243
45,000 Aviation Capital Group LLC 144A, 4.75%,
4/14/27 (c) 45
35,000 Axon Enterprise Inc. 144A, 6.13%, 3/15/30 (c) 36
205,000 Bank of America Corp. , (U.S. Secured
Overnight Financing Rate + 1.110%), 4.62%,
5/09/29 (a) 206
13,997,667 Benchmark Mortgage Trust 2018-B6, 0.39%,
10/10/51 (e) 114
85,000 Blue Owl Technology Finance Corp. 144A,
3.75%, 6/17/26 (c) 83
35,000 Blue Racer Midstream LLC/Blue Racer Finance
Corp. 144A, 7.00%, 7/15/29 (c) 36
90,000 Boeing Co. , 6.26%, 5/01/27  92
173,483 BSPRT Issuer Ltd. 2023-FL10 144A, (1 mo.
Term Secured Overnight Financing Rate +
2.259%), 6.60%, 9/15/35 (a)(c) 174
284,091 BX Commercial Mortgage Trust 2024-
XL4 144A, (1 mo. Term Secured Overnight
Financing Rate + 1.442%), 5.78%, 2/15/39 (a)
(c) 285
194,270 BX Commercial Mortgage Trust 2024-
XL5 144A, (1 mo. Term Secured Overnight
Financing Rate + 1.691%), 6.03%, 3/15/41 (a)
(c) 195
200,000 BX Trust 2024-BIO 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.642%),
5.98%, 2/15/41 (a)(c) 200
200,000 BX Trust 2025-VLT7 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.700%),
6.00%, 7/15/44 (a)(c) 201
157,238 BX Trust 2024-CNYN 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.692%),
6.03%, 4/15/41 (a)(c) 158
250,000 BX Trust 2025-VLT6 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.893%),
6.23%, 3/15/42 (a)(c) 250
200,000 BX Trust 2024-VLT4 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.941%),
6.28%, 7/15/29 (a)(c) 200
2,757,496 Cantor Commercial Real Estate Lending 2019-
CF1, 1.11%, 5/15/52 (e) 81
75,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 2.440%), 7.15%,
10/29/27 (a) 77
100,000 CarMax Auto Owner Trust 2024-4, 5.36%,
8/15/31  102
150,000 CarMax Auto Owner Trust 2024-3, 5.67%,
1/15/31  153

Principal
or Shares Security Description
Value
(000)
461,917 CARS-DB5 LP 2021-1A 144A, 1.44%,
8/15/51 (c) $ 443
500,000 Carvana Auto Receivables Trust 2024-P1 144A,
5.05%, 4/10/29 (c) 502
75,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 5.13%, 5/01/27 (c) 74
210,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.143%), 4.64%, 5/07/28 (a) 210
210,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 0.870%), 4.79%, 3/04/29 (a) 211
87,625 COLT Mortgage Loan Trust 2024-6 144A,
5.39%, 11/25/69 (c) 88
100,000 COLT Mortgage Loan Trust 2025-8 144A,
5.48%, 8/25/70 (c) 100
190,000 CommonSpirit Health , 6.07%, 11/01/27  196
185,000 Concentrix Corp. , 6.65%, 8/02/26  188
100,000 Connecticut Avenue Securities Trust 2024-
R06 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.600%), 5.95%,
9/25/44 (a)(c) 101
100,000 Connecticut Avenue Securities Trust 2024-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.800%), 6.15%,
2/25/44 (a)(c) 101
681,065 Connecticut Avenue Securities Trust 2021-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.000%), 6.35%,
11/25/41 (a)(c) 687
7,513 Connecticut Avenue Securities Trust 2019-
HRP1 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average +
2.264%), 6.61%, 11/25/39 (a)(c) 7
119,431 Connecticut Avenue Securities Trust 2022-
R08 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.550%), 6.90%,
7/25/42 (a)(c) 122
100,000 Connecticut Avenue Securities Trust 2020-
SBT1 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.764%), 8.11%,
2/25/40 (a)(c) 104
40,000 CoreWeave Inc. 144A, 9.00%, 2/01/31 (c) 40
40,000 CoreWeave Inc. 144A, 9.25%, 6/01/30 (c) 40
93,020 Cross Mortgage Trust 2024-H8 144A, 5.55%,
12/25/69 (c)(e) 93
200,000 CyrusOne Data Centers Issuer I LLC 2024-2A
144A, 4.50%, 5/20/49 (c) 195
150,000 Daimler Truck Finance North America LLC
144A, 4.95%, 1/13/28 (c) 151
150,000 Daimler Truck Finance North America LLC
144A, 5.13%, 9/25/27 (c) 152
400,000 Diamond Issuer LLC 2021-1A 144A, 2.31%,
11/20/51 (c) 377
60,000 Franklin BSP Capital Corp. , 7.20%, 6/15/29  62
100,000 Freddie Mac STACR REMIC Trust 2024-
DNA3 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average +
1.450%), 5.80%, 10/25/44 (a)(c) 100
100,000 Freddie Mac STACR REMIC Trust 2021-
DNA6 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average +
3.400%), 7.75%, 10/25/41 (a)(c) 103
35,000 Freedom Mortgage Holdings LLC 144A,
9.25%, 2/01/29 (c) 36
Principal
or Shares Security Description
Value
(000)
200,000 FS Rialto Issuer LLC 2024-FL9 144A, (1 mo.
Term Secured Overnight Financing Rate +
1.631%), 5.98%, 10/19/39 (a)(c) $ 201
100,000 General Motors Financial Co. Inc. , 5.05%,
4/04/28  101
70,000 General Motors Financial Co. Inc. , 5.35%,
7/15/27  71
65,000 General Motors Financial Co. Inc. , 5.40%,
5/08/27  66
85,000 Glencore Funding LLC 144A, 5.34%,
4/04/27 (c) 86
110,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.319%), 4.94%,
4/23/28 (a) 111
100,000 Hess Midstream Operations LP 144A, 5.88%,
3/01/28 (c) 102
30,000 Hess Midstream Operations LP 144A, 6.50%,
6/01/29 (c) 31
98,525 HIH Trust 2024-61P 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.842%),
6.18%, 10/15/41 (a)(c) 99
40,000 Hilton Domestic Operating Co. Inc. 144A,
5.88%, 4/01/29 (c) 41
170,000 HPS Corporate Lending Fund 144A, 5.30%,
6/05/27 (c) 170
85,000 Hyundai Capital America 144A, 5.25%,
1/08/27 (c) 86
385,000 Hyundai Capital America 144A, 5.65%,
6/26/26 (c) 388
84,858 JP Morgan Mortgage Trust 2024-NQM1 144A,
5.59%, 2/25/64 (c) 85
65,000 JPMorgan Chase & Co. , (U.S. Secured
Overnight Financing Rate + 1.190%), 5.04%,
1/23/28 (a) 66
40,000 KFC Holding Co./Pizza Hut Holdings LLC/
Taco Bell of America LLC 144A, 4.75%,
6/01/27 (c) 40
105,000 Las Vegas Sands Corp. , 5.90%, 6/01/27  107
100,000 Life Mortgage Trust 2022-BMR2 144A, (1
mo. Term Secured Overnight Financing Rate +
1.295%), 5.64%, 5/15/39 (a)(c) 97
70,000 M&T Bank Corp. , (U.S. Secured Overnight
Financing Rate + 0.930%), 4.83%, 1/16/29 (a) 70
200,000 M&T Equipment Notes 2025-1A 144A,
4.78%, 9/17/29 (c) 202
250,000 Manufacturers & Traders Trust Co. , (U.S.
Secured Overnight Financing Rate + 0.950%),
4.76%, 7/06/28 (a)(b) 251
70,000 Match Group Holdings II LLC 144A, 5.00%,
12/15/27 (c) 70
30,000 Meritage Homes Corp. , 5.13%, 6/06/27 (b) 30
75,000 Microchip Technology Inc. , 4.90%, 3/15/28  76
135,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.010%), 5.65%, 4/13/28 (a) 138
250,000 Morgan Stanley Private Bank N.A. , (U.S.
Secured Overnight Financing Rate + 0.770%),
4.47%, 7/06/28 (a) 250
225,000 National Fuel Gas Co. , 5.50%, 10/01/26  227
80,441 New Residential Mortgage Loan Trust 2017-1A
144A, 4.00%, 2/25/57 (c)(e) 78
147,858 New Residential Mortgage Loan Trust 2017-4A
144A, 4.00%, 5/25/57 (c)(e) 142

Payden Mutual Funds
Payden Global Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
81,983 OBX Trust 2024-NQM14 144A, 4.94%,
9/25/64 (c) $ 81
195,387 OBX Trust 2024-NQM13 144A, 5.12%,
6/25/64 (c) 194
201,256 OBX Trust 2024-NQM12 144A, 5.48%,
7/25/64 (c) 201
94,960 OBX Trust 2025-NQM3 144A, 5.65%,
12/01/64 (c) 95
50,000 OneMain Finance Corp. , 6.13%, 5/15/30  50
25,000 OneMain Finance Corp. , 7.13%, 3/15/26  25
200,000 Onemain Financial Issuance Trust 2025-1A
144A, 4.82%, 7/14/38 (c) 201
120,000 ONEOK Inc. , 4.25%, 9/24/27  119
40,000 PBF Holding Co. LLC/PBF Finance Corp.
144A, 9.88%, 3/15/30 (b)(c) 40
70,000 Penske Automotive Group Inc. , 3.50%,
9/01/25  70
45,000 Penske Truck Leasing Co. LP/PTL Finance
Corp. 144A, 5.35%, 1/12/27 (c) 45
200,000 PFS Financing Corp. 2023-C 144A, 5.52%,
10/15/28 (c) 202
45,000 PNC Financial Services Group Inc. , (U.S.
Secured Overnight Financing Rate + 1.342%),
5.30%, 1/21/28 (a) 46
195,657 RCKT Mortgage Trust 2025-CES5 144A,
5.69%, 5/25/55 (c) 197
180,000 Regal Rexnord Corp. , 6.05%, 2/15/26  180
165,000 Rocket Mortgage LLC/Rocket Mortgage Co.-
Issuer Inc. 144A, 2.88%, 10/15/26 (c) 161
2,618 Santander Bank Auto Credit-Linked Notes
2022-C 144A, 6.99%, 12/15/32 (c) 3
152,729 Santander Drive Auto Receivables Trust 2024-
S2 144A, 5.80%, 12/16/28 (c) 153
80,335 Santander Drive Auto Receivables Trust 2024-
S3 144A, 5.81%, 10/16/28 (c) 80
101,077 Santander Drive Auto Receivables Trust 2024-
S1 144A, 6.53%, 3/16/29 (c) 101
85,017 Santander Drive Auto Receivables Trust 2023-
S1 144A, 8.14%, 4/18/28 (c) 85
185,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 1.610%), 5.47%,
3/20/29 (a) 188
35,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 1.232%), 6.12%,
5/31/27 (a) 35
200,000 SBA Tower Trust 144A, 1.63%, 11/15/26 (c) 193
180,000 SBA Tower Trust 144A, 1.88%, 1/15/26 (c) 178
70,000 Sirius XM Radio LLC 144A, 3.13%,
9/01/26 (c) 68
30,000 SM Energy Co. 144A, 6.75%, 8/01/29 (c) 30
80,000 South Bow USA Infrastructure Holdings LLC
144A, 4.91%, 9/01/27 (c) 80
75,000 Standard Industries Inc. 144A, 5.00%,
2/15/27 (c) 75
30,000 Starwood Property Trust Inc. 144A, 6.50%,
7/01/30 (c) 31
25,000 Sunoco LP 144A, 7.00%, 5/01/29 (c) 26
200,000 Switch ABS Issuer LLC 2024-2A 144A, 5.44%,
6/25/54 (c) 200
35,000 Synchrony Financial , (U.S. Secured Overnight
Financing Rate + 1.395%), 5.02%, 7/29/29 (a) 35
90,000 Synopsys Inc. , 4.65%, 4/01/28  91
Principal
or Shares Security Description
Value
(000)
281,250 Taco Bell Funding LLC 2016-1A 144A, 4.97%,
5/25/46 (c) $ 281
70,000 TerraForm Power Operating LLC 144A, 5.00%,
1/31/28 (c) 69
564,909 Texas Natural Gas Securitization Finance Corp. ,
5.10%, 4/01/35  575
50,000 TierPoint Issuer LLC 2023-1A 144A, 6.00%,
6/25/53 (c) 50
75,000 Travel + Leisure Co. 144A, 6.63%, 7/31/26 (c) 76
805,000 U.S. Treasury Note , 3.38%, 9/15/27  796
1,800,000 U.S. Treasury Note , 3.75%, 8/15/27  1,793
50,000 U.S. Treasury Note , 3.75%, 4/15/28  50
575,000 U.S. Treasury Note , 3.88%, 3/31/27  574
225,000 U.S. Treasury Note , 3.88%, 10/15/27  225
1,470,000 U.S. Treasury Note , 3.88%, 6/15/28  1,470
630,000 U.S. Treasury Note , 4.13%, 1/31/27  631
815,000 U.S. Treasury Note , 4.38%, 7/15/27  821
450,000 Vantage Data Centers Issuer LLC 2020-1A
144A, 1.65%, 9/15/45 (c) 448
100,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
8.87%, 5/15/54 (c) 104
87,232 Verus Securitization Trust 2024-R1 144A,
5.22%, 9/25/69 (c)(e) 87
40,000 Vistra Operations Co. LLC 144A, 5.00%,
7/31/27 (c) 40
25,000 Vistra Operations Co. LLC 144A, 5.05%,
12/30/26 (c) 25
250,000 Volkswagen Group of America Finance LLC
144A, 5.30%, 3/22/27 (c) 252
160,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.370%), 4.97%, 4/23/29 (a) 162
90,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.070%), 5.71%, 4/22/28 (a) 92
5,359,741 Wells Fargo Commercial Mortgage Trust 2018-
C46, 0.90%, 8/15/51 (e) 98
300,000 Westlake Automobile Receivables Trust 2024-
1A 144A, 5.55%, 11/15/27 (c) 302
300,000 Westlake Automobile Receivables Trust 2023-
1A 144A, 6.79%, 11/15/28 (c) 307
200,000 Wheels Fleet Lease Funding LLC 2025-2A
144A, 4.41%, 5/18/40 (c) 200
170,000 Whistler Pipeline LLC 144A, 5.40%,
9/30/29 (c) 173
295,500 Wingstop Funding LLC 2020-1A 144A,
2.84%, 12/05/50 (c) 281
20,000 XHR LP 144A, 6.63%, 5/15/30 (c) 20
25,529
Total Bond
(Cost - $41,705) 41,133
Investment Company (2%)
1,020,197 Payden Cash Reserves Money Market Fund*
(Cost - $1,020)  1,020
Total Investments (Cost - $42,725)  (101%)
42,153
Liabilities in excess of Other Assets ( -1% )
(439)
Net Assets (100%)
$ 41,714
* Affiliated investment.
(a) Floating rate security. The rate shown reflects the rate in effect at July 31,
2025.
(b) All or a portion of these securities are on loan. At July 31, 2025, the total market value of the Fund’s securities on loan is $722 and the total market value of the collateral held by the Fund is $749. Amounts in 000s.

(c) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(d) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Long Contracts:
U.S. Treasury 2-Year Note Future 77 Sep-25 $ 15,938 $ (16) $ (16)
Short Contracts:
U.S. Treasury 5-Year Note Future 7 Sep-25 (757) (2) (2)
Total Futures
$(18)